Segmental Information - Additional Information (Detail) - ExchangeRate	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
US dollar [member]
Disclosure of foreign exchange rates [line items]
Weighted average exchange rates used in translation of income statements	1.29	1.32
Exchange rate used to translate assets and liabilities	1.27	1.35	1.32
Euro [member]
Disclosure of foreign exchange rates [line items]
Weighted average exchange rates used in translation of income statements	1.12	1.12
Exchange rate used to translate assets and liabilities	1.11	1.12	1.13